Columbia Mid Cap Growth Fund
COLUMBIA FUNDS SERIES TRUST I COLUMBIA MID CAP GROWTH FUND (the "Fund") Supplement dated January 1, 2012 to the Fund's Class Y prospectus dated January 1, 2012
The footnote to the bar chart in the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

*Year-to-date return as of September 30, 2011: -12.09%

Columbia Mid Cap Growth Fund
COLUMBIA FUNDS SERIES TRUST I COLUMBIA MID CAP GROWTH FUND (the "Fund") Supplement dated January 1, 2012 to the Fund's Class Y prospectus dated January 1, 2012
The footnote to the bar chart in the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

*Year-to-date return as of September 30, 2011: -12.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 30, 2011
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Columbia Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST I COLUMBIA MID CAP GROWTH FUND (the "Fund") Supplement dated January 1, 2012 to the Fund's Class Y prospectus dated January 1, 2012
Supplement - Text Block	columbia_SupplementTextBlock_01
The footnote to the bar chart in the section of the prospectus for the Fund entitled "Performance Information" is deleted in its entirety and replaced with the following disclosure:

*Year-to-date return as of September 30, 2011: -12.09%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: -12.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.09%)